SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Information Relating to Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2019
Buildings [Member] | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	20‑50
Medical Equipment [Member] | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	5‑20
Electronic and Office Equipment [Member] | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3‑5
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	P5Y
Leasehold Improvement and Building Improvement [Member] | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	P5Y